OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bonds Payable (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bonds payable (current)
Composition of bonds payable
Bonds payable face value	$ 24,451,704	$ 30,490,640
Issuance expenses and discounts associated with placement	(643,499)	(690,032)
Bonds payable net	23,808,205	29,800,608
Bonds payable (non-current )
Composition of bonds payable
Bonds payable face value	998,729,102	1,012,062,996
Issuance expenses and discounts associated with placement	(7,128,501)	(8,198,948)
Bonds payable net	991,600,601	1,003,864,048
Bonds payable
Composition of bonds payable
Bonds payable face value	1,023,180,806	1,042,553,636
Issuance expenses and discounts associated with placement	(7,772,000)	(8,888,980)
Bonds payable net	$ 1,015,408,806	$ 1,033,664,656